Securities and other financial assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortized cost	$ 165,564	$ 75,271
With changes in other comprehensive income recyclable to profit and loss	(232,461)	(5,142)
With changes in other comprehensive income non-recyclable to profit and loss	0	1,889
With changes in profit or loss	4,949	6,492	$ 0
Total securities and other financial assets, net	398,025	88,794
Balance - principal
Amortized cost	164,074	74,547
With changes in other comprehensive income recyclable to profit and loss	231,348	5,094
With changes in other comprehensive income non-recyclable to profit and loss	0	1,889
With changes in profit or loss	0	6,492
Total securities and other financial assets, net	395,422	88,022
Interest [Member]
Amortized cost	1,985	837
With changes in other comprehensive income recyclable to profit and loss	1,156	48
With changes in other comprehensive income non-recyclable to profit and loss	0	0
With changes in profit or loss	0	0
Total securities and other financial assets, net	3,141	885
Reserves [Member]
Amortized cost	(495)	(113)
With changes in other comprehensive income recyclable to profit and loss	(43)	0
With changes in other comprehensive income non-recyclable to profit and loss	0	0
Total securities and other financial assets, net	$ (538)	$ (113)